Revenue- Additional Information1 (Details) - USD ($) $ in Millions	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue remaining performance obligation amount		$ 555.7	$ 566.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-03-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue remaining performance obligation expected period			5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-06-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue remaining performance obligation amount	$ 564.3	$ 555.7
Revenue remaining performance obligation expected period	5 years	5 years